Revenues (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2019
Revenue Recognition [Abstract]
Long term deferred revenue	$ 13.4	$ 13.4	$ 16.0
Revenue recognized	10.5	42.1
Remaining performance obligations	82.1	82.1
Expected remaining performance obligations recognized during next 12 months	68.3	68.3
Expected remaining performance obligations recognized over subsequent 12 months	9.2	9.2
Expected remaining performance obligations recognized remainder thereafter	4.6	4.6
Deferred sales commissions	$ 4.4	$ 4.4	$ 3.9